Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2019
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

NOTE 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

(a)    Basis of Presentation: The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP). The Company had no items of other comprehensive income for the years ended December 31, 2019 and 2018 and for the period from April 28, 2017 (date of inception) to December 31, 2017.

Based on internal forecasts and projections that take into account reasonably possible changes in our trading performance, management believes that the Company has adequate financial resources to continue in operation and meet its financial commitments, including but not limited to capital expenditures and debt service obligations, for a period of at least twelve months from the date of issuance of these consolidated financial statements. Accordingly, the Company continues to adopt the going concern basis in preparing its consolidated financial statements.

(b)    Recent Accounting Pronouncements: In October 2018, the Financial Accounting Standards Board (“FASB”) issued ASU 2018-17, Consolidation (Topic 810): “Targeted Improvements to Related Party Guidance for Variable Interest Entities” (“ASU 2018-17”). ASU 2018-17 provides that indirect interests held through related parties in common control arrangements should be considered on a proportional basis for determining whether fees paid to decision makers and service providers are variable interests. This is consistent with how indirect interests held through related parties under common control are considered for determining whether a reporting entity must consolidate a VIE. For Public business entities the amendments are effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted. Since there are no entities included in the Company’s consolidation under the VIE model or required to be assessed for consolidation under the VIE model, the Company believes that this ASU will not have a material impact on its consolidated financial statements.

In August 2018, the Financial Accounting Standards Board (“FASB”) issued ASU 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement”. This update modifies the disclosure requirements on fair value measurements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, and earlier adoption is permitted. The Company believes that this ASU will not have a material impact on its consolidated financial statements.

In June 2016, FASB issued ASU No. 2016-13, “Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments”. This standard requires entities to measure all expected credit losses of financial assets held at a reporting date based on historical experience, current conditions and reasonable and supportable forecasts in order to record credit losses in a more timely manner. ASU 2016-13 also amends the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration. In November 2018, FASB issued ASU 2018-19 “Codification Improvements to topic 326, Financial Instruments-Credit Losses”. The amendments in this update clarify that operating lease receivables are not within the scope of ASC 326-20 and should instead be accounted for under the new leasing standard, ASC 842. In April 2019, FASB issued ASU 2019-04 “Codification Improvements to topic 326, Financial Instruments-Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments”. In May 2019, FASB issued ASU 2019-05, “Financial Instruments-Credit Losses (Topic 326): Targeted Transition Relief”. The amendments in this update provide entities that have certain instruments within the scope of Subtopic 326-20, Financial Instruments-Credit Losses-Measured at Amortized Cost, with an option to irrevocably elect the fair value option in Subtopic 825-10, Financial Instruments-Overall, applied on an instrument-by-instrument basis for eligible instruments, upon adoption of Topic 326. The fair value option election does not apply to held-to-maturity debt securities. An entity that elects the fair value option should subsequently apply the guidance in Subtopics 820-10, Fair Value Measurement-Overall, and 825-10. In December 2019, FASB issued ASU No. 2019-11, Codification Improvements to Topic 326, Financial Instruments—Credit Losses. This update introduced an expected credit loss model for the impairment of financial assets measured at amortized cost basis. That model replaces the probable, incurred loss model for those assets. The standard is effective for interim and annual reporting periods beginning after December 15, 2019, although early adoption is permitted for interim and annual periods beginning after December 15, 2018. The Company believes that this ASU will not have a material impact on its consolidated financial statements.

(c)

Principles of Consolidation: The accompanying consolidated financial statements include the accounts of Navios Containers, a Marshall Islands limited partnership, and its subsidiaries that are all 100% owned. All significant intercompany balances and transactions have been eliminated in the consolidated financial statements.

Subsidiaries: Subsidiaries are those entities in which the Company has an interest of more than one half of the voting rights or otherwise has power to govern the financial and operating policies. The acquisition method of accounting is used to account for the acquisition of subsidiaries. The cost of an acquisition is measured as the fair value of the assets given up, shares issued or liabilities undertaken at the date of acquisition. The excess of the cost of acquisition over the fair value of the net assets acquired and liabilities assumed is recorded as goodwill.

Subsidiaries included in the consolidation:

Statements of Operations
Company name	Nature Name	Effective Ownership	Country of incorporation	2019	2018	2017
Navios Maritime Containers L.P.	Holding Company	—	Marshall Is.	01/01—12/31	01/01—12/31	04/28—12/31
Navios Partners Containers Finance Inc.	Sub—Holding Company	100%	Marshall Is.	01/01—12/31	01/01—12/31	06/07—12/31
Navios Partners Containers Inc.	Sub—Holding Company	100%	Marshall Is.	01/01—12/31	01/01—12/31	06/07—12/31
Olympia II Navigation Limited	Vessel Owning Company (1)	100%	Marshall Is.	01/01—12/31	01/01—12/31	06/07—12/31
Pingel Navigation Limited	Vessel Owning Company (1)	100%	Marshall Is.	01/01—12/31	01/01—12/31	06/07—12/31
Ebba Navigation Limited	Vessel Owning Company (1)	100%	Marshall Is.	01/01—12/31	01/01—12/31	06/07—12/31
Clan Navigation Limited	Vessel Owning Company (1)	100%	Marshall Is.	01/01—12/31	01/01—12/31	06/07—12/31
Sui An Navigation Limited	Vessel Owning Company (1)	100%	Marshall Is.	01/01—12/31	01/01—12/31	06/07—12/31
Bertyl Ventures Co.	Vessel Owning Company (1)	100%	Marshall Is.	01/01—12/31	01/01—12/31	07/12—12/31
Silvanus Marine Company	Vessel Owning Company (1)	100%	Marshall Is.	01/01—12/31	01/01—12/31	07/12—12/31
Anthimar Marine Inc.	Vessel Owning Company (1)	100%	Marshall Is.	01/01—12/31	01/01—12/31	07/17—12/31
Enplo Shipping Limited	Vessel Owning Company (1)	100%	Marshall Is.	01/01—12/31	01/01—12/31	07/17—12/31
Morven Chartering Inc.	Vessel Owning Company (1)	100%	Marshall Is.	01/01—12/31	01/01—12/31	07/25—12/31
Rodman Maritime Corp.	Vessel Owning Company (1)	100%	Marshall Is.	01/01—12/31	01/01—12/31	08/03—12/31
Isolde Shipping Inc.	Vessel Owning Company (1)	100%	Marshall Is.	01/01—12/31	01/01—12/31	08/03—12/31
Velour Management Corp.	Vessel Owning Company (1)	100%	Marshall Is.	01/01—12/31	01/01—12/31	08/03—12/31
Evian Shiptrade Ltd.	Vessel Owning Company (1)	100%	Marshall Is.	01/01—12/31	01/01—12/31	08/03—12/31
Boheme Navigation Company	Sub—Holding Company	100%	Marshall Is.	01/01—12/31	01/01—12/31	09/27—12/31
Theros Ventures Limited	Vessel Owning Company	100%	Marshall Is.	01/01—12/31	01/01—12/31	11/07—12/31
Legato Shipholding Inc.	Vessel Owning Company	100%	Marshall Is.	01/01—12/31	01/01—12/31	11/09—12/31
Inastros Maritime Corp.	Vessel Owning Company	100%	Marshall Is.	01/01—12/31	01/01—12/31	11/23—12/31
Zoner Shiptrade S.A.	Vessel Owning Company	100%	Marshall Is.	01/01—12/31	01/01—12/31	11/24—12/31
Jasmer Shipholding Ltd.	Vessel Owning Company	100%	Marshall Is.	01/01—12/31	01/01—12/31	12/05—12/31
Thetida Marine Co.	Vessel Owning Company	100%	Marshall Is.	01/01—12/31	01/01—12/31	12/08—12/31
Jaspero Shiptrade S.A.	Vessel Owning Company	100%	Marshall Is.	01/01—12/31	01/01—12/31	12/12—12/31
Peran Maritime Inc.	Vessel Owning Company	100%	Marshall Is.	01/01—12/31	01/01—12/31	12/28—12/31
Nefeli Navigation S.A.	Vessel Owning Company	100%	Marshall Is.	01/01—12/31	03/13—12/31	—
Fairy Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	01/01—12/31	07/02—12/31	—
Limestone Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	01/01—12/31	07/02—12/31	—
Crayon Shipping Ltd	Vessel Owning Company	100%	Marshall Is.	01/01—12/31	05/31—12/31	—
Chernava Marine Corp.	Vessel Owning Company	100%	Marshall Is.	01/01—12/31	05/14—12/31	—
Proteus Shiptrade S.A	Vessel Owning Company	100%	Marshall Is.	01/01—12/31	05/14—12/31	—
Vythos Marine Corp.	Vessel Owning Company	100%	Marshall Is.	01/01—12/31	05/31—12/31	—
Iliada Shipping S.A.	Operating Company	100%	Marshall Is.	01/01—12/31	05/31—12/31	—
Vinetree Marine Company	Operating Company	100%	Marshall Is.	01/01—12/31	04/04—12/31	—
Afros Maritime Inc.	Operating Company	100%	Marshall Is.	01/01—12/31	05/31—12/31	—

Currently, vessel-operating company under the sale and leaseback transaction.

(d)    Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the dates of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. On an on-going basis, management evaluates the estimates and judgments, including those related to uncompleted voyages, future drydock dates, the selection of useful lives for tangible assets, expected future cash flows from long-lived assets to support impairment tests, provisions necessary for accounts receivables, provisions for legal disputes and contingencies. Management bases its estimates and judgments on historical experience and on various other factors that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates under different assumptions and/or conditions.

(e)     Cash and Cash Equivalents: Cash and cash equivalents consist from time to time of cash on hand, deposits held on call with banks, and other short-term liquid investments with original maturities of three months or less.

(f)     Restricted Cash: As of December 31, 2019 and 2018, restricted cash consisted of $1,424 and $1,934, respectively, which related to amounts held in retention accounts in order to service debt and interest payments, as required by certain credit facilities of Navios Containers.

(g)     Insurance Claims: Insurance claims at each balance sheet date consist of claims submitted and/or claims in the process of compilation or submission (claims pending). They are recorded on an accrual basis and represent the claimable expenses, net of applicable deductibles, incurred through December 31 of each reported period, which are probable to be recovered from insurance companies. Any remaining costs to complete the claims are included in accrued liabilities. The classification of insurance claims into current and non-current assets is based on management’s expectations as to their collection dates.

(h)     Inventories: Inventories, which are comprised of: (i) bunkers (when applicable) on board of the vessels, are valued at cost as determined on the first-in, first-out basis and (ii) lubricants and stock provisions on board of the vessels as of the balance sheet date, are valued at cost as determined on the first-in, first-out basis.

(i)     Vessels, net: Vessels acquired in an asset acquisition or in a business combination are recorded at fair value. Vessels acquired from entities under common control are recorded at historical cost. Subsequent expenditures for ballast water treatment system, major improvements and upgrades are capitalized, provided they appreciably extend the life, increase the earnings capacity or improve the efficiency or safety of the vessels. Expenditures for routine maintenance and repairs are expensed as incurred.

Depreciation is computed using the straight line method over the useful life of the vessels, after considering the estimated residual value. Management estimates the residual values of the Company’s containerships based on a scrap value of $340 per lightweight ton, as management believes these levels are common in the shipping industry. Residual values are periodically reviewed and revised to recognize changes in conditions, new regulations or other reasons. Revisions of residual values affect the depreciable amount of the vessels and the depreciation expense in the period of the revision and future periods.

Management estimates the useful life of the Company’s vessels to be 30 years from the vessel’s original construction. However, when regulations place limitations over the ability of a vessel to trade on a worldwide basis, its useful life is re-estimated to end at the date such regulations become effective.

 (j)     Impairment of Long-Lived Assets: Vessels, other fixed assets and other long-lived assets held and used by the Company are reviewed periodically for potential impairment whenever events or changes in circumstances indicate that the carrying amount of a particular asset may not be fully recoverable. The Company’s management evaluates the carrying amounts and periods over which long-lived assets are depreciated to determine if events or changes in circumstances have occurred that would require modification to their carrying values or useful lives. In evaluating useful lives and carrying values of long-lived assets, certain indicators of potential impairment are reviewed, such as undiscounted projected operating cash flows, vessel sales and purchases, business plans and overall market conditions.

Undiscounted projected net operating cash flows are determined for each asset group and compared to the carrying value of the vessel, the unamortized portion of deferred drydock and special survey costs related to the vessel and the related carrying value of the intangible assets with respect to the time charter agreement attached to that vessel. Within the shipping industry, vessels are customarily bought and sold with a charter attached. The value of the charter may be favorable or unfavorable when comparing the charter rate to then-current market rates. The loss recognized either on impairment (or on disposition) will reflect the excess of carrying value over fair value (selling price) for the vessel asset group.

For the year ended December 31, 2019, the management of Navios Containers after considering various indicators, including but not limited to the market price of its long-lived assets, its contracted revenues and cash flows and the economic outlook identified impairment indications for 12 of its vessels. In this respect, the Company performed an impairment analysis (step one) to estimate the future undiscounted cash flows for each of these vessels.

The Company determined the undiscounted projected net operating cash flows for each vessel and compared them to the vessel’s carrying value together with the carrying value of deferred drydock and special survey costs related to the vessel and the carrying value of the related intangible assets, if applicable. The significant factors and assumptions used in the undiscounted projected net operating cash flow analysis included: determining the projected net operating cash flows by considering the charter revenues from existing time charters for the fixed fleet days (the Company’s remaining charter agreement rates) and an estimated daily time charter equivalent for the unfixed days (based on a combination of one-year average historical time charter rates and 10-year average historical time charter rates, adjusted for outliers) over the remaining economic life of each vessel, net of brokerage and address commissions, excluding days of scheduled off-hires, management fees fixed until December 2021 and thereafter assuming an increase of 3.0% every second year and a utilization rate of 99.6% based on the fleet’s actual performance for the year ended December 31, 2019.

The assessments concluded that step two of the impairment analysis was not required and that no impairment of vessels existed for the years ended December 31, 2019, 2018 and for the period from April 28, 2017 (date of inception) to December 31, 2017, as the undiscounted projected net operating cash flows exceeded the carrying values.

In the event that impairment would occur, the fair value of the related asset would be determined and a charge would be recognized in the consolidated statements of income calculated by comparing the asset’s carrying value to its fair value. Fair value is estimated primarily through the use of third-party valuations performed on an individual vessel basis.

(k)     Deferred Drydock and Special Survey Costs: The Company’s vessels are subject to regularly scheduled drydocking and special surveys which are carried out every 30 or 60 months to coincide with the renewal of the related certificates issued by the classification societies, unless a further extension is obtained and under certain conditions. The costs of drydocking and special surveys are deferred and amortized over the above periods or to the next drydocking or special survey date if such date has been determined. Unamortized drydocking or special survey costs of vessels sold are written-off to the consolidated statements of income in the year the vessel is sold.

Costs capitalized as part of the drydocking or special survey consist principally of the actual costs incurred at the yard, expenses relating to spare parts, paints, lubricants and services incurred solely during the drydocking or special survey period. The amortization expense for the years ended December 31, 2019, 2018 and for the period from April 28, 2017 (date of inception) to December 31, 2017 was $3,639, $1,314 and $225 respectively. Accumulated amortization as of December 31, 2019 and 2018 amounted to $5,039 and $1,539, respectively.

 (l)     Deferred Financing Costs: Deferred financing costs include fees, commissions and legal expenses associated with obtaining or modifying loan facilities. Deferred financing costs are presented as a deduction from the corresponding liability. These costs are amortized over the life of the related debt using the effective interest rate method, and are presented under the caption “Interest expense and finance cost” in the consolidated statements of income. The total deferred unamortized financing costs, net were $3,552 and $3,644 as of December 31, 2019 and 2018, respectively and were presented net under the caption “Current portion of long-term debt, net of deferred finance costs”, “Financial liability short term, net of deferred finance costs”, “Long-term financial liability, net of current portion and net of deferred finance costs” and “Long-term debt, net of current portion and net of deferred finance costs” in the consolidated balance sheets. Amortization costs for the years ended December 31, 2019, 2018 and for the period from April 28, 2017 (date of inception) to December 31, 2017 were $1,943, $1,598 and $430, respectively.

(m)    Foreign Currency Translation: The Company’s functional and reporting currency is the U.S. dollar. The Company engages in worldwide commerce with a variety of entities. Although, its operations may expose it to certain levels of foreign currency risk, its transactions are predominantly U.S. dollar denominated. Transactions in currencies other than the functional currency are translated at the exchange rate in effect at the date of each transaction. Differences in exchange rates during the period between the date a transaction denominated in a foreign currency is consummated and the date on which it is either settled or translated, are recognized in the statements of income. The foreign currency gain/(losses) recognized under the caption “Other income” or “Other expense” in the consolidated statements of income for the years ended December 31, 2019, 2018 and for the period from April 28, 2017 (date of inception) to December 31, 2017 was $1, $(15) and $(3), respectively.

(n)     Provisions: The Company, in the ordinary course of business, is subject to various claims, suits and complaints. Management, in consultation with internal and external advisers, will provide for a contingent loss in the consolidated financial statements if the contingency had occurred at the date of the consolidated financial statements, the likelihood of loss was probable and the amount can be reasonably estimated. If the Company has determined that the reasonable estimate of the loss is a range and there is no best estimate within the range, the Company will provide for the lower amount within the range. See also Note 11, “Commitments and Contingencies”. As of December 31, 2019 and 2018, the amount of $610 and $1,002 relating to settlement of outstanding claims was presented under the caption “Other income” of the consolidated statements of income.

(o)     Revenue and Expense Recognition: On January 1, 2018, the Company adopted the provisions of ASU No. 2014-09, “Revenue from Contracts with Customers” and the related amendments (“ASC 606” or “the new revenue standard”) using the modified retrospective approach. The guidance provides a unified model to determine how revenue is recognized. In doing so, the Company makes judgments including identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price, and allocating the transaction price to each performance obligation. Revenue is recognized when (or as) the Company transfers promised goods or services to its customers in amounts that reflect the consideration to which the company expects to be entitled to in exchange for those goods or services, which occurs when (or as) the Company satisfies its contractual obligations and transfers control of the promised goods or services to its customers. Revenues are recognized to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In determining the appropriate amount of revenue to be recognized as it fulfills its obligations under its agreements, the Company performs the following steps: (i) identification of the promised goods or services in the contract; (ii) determination of whether the promised goods or services are performance obligations, including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations based on estimated selling prices; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation.

The Company generates revenue from time charter of vessels. Revenues from time chartering of vessels are accounted for as operating leases and are thus recognized on a straight line basis as the average revenue over the rental periods of such charter agreements as service is performed, except for loss generating time charters, in which case the loss is recognized in the period when such loss is determined. A time charter involves placing a vessel at the charterer’s disposal for a period of time during which the charterer uses the vessel in return for the payment of a specified daily hire rate. Short period charters for less than three months are referred to as spot-charters. Charters extending three months to a year are generally referred to as medium term charters. All other charters are considered long-term. Under time charter agreements, operating costs such as for crews, maintenance and insurance are typically paid by the owner of the vessel whereas voyage expenses primarily consisting of port, canal and bunkers expenses that are unique to a particular charter are paid for by the charterer, except for commissions, which are always paid for by the Company, regardless of charter type.

The Company’s contract revenues from time chartering are governed by ASC 842 “Leases”. Upon adoption of the ASC 606 and ASC 842, the timing and recognition of earnings from time charter contracts to which the Company is party did not change from previous practice. The Company has determined to recognize lease revenue as a combined single lease component for all time charters (operating leases) as the related lease component and non-lease component will have the same timing and pattern of the revenue recognition of the combined single lease component. The performance obligations in a time charter contract are satisfied over the term of the contract beginning when the vessel is delivered to the charterer until it is redelivered back to the Company. As a result of the adoption of these standards, there was no cumulative impact to the Company’s retained earnings at January 1, 2018. The comparative information has not been restated and continues to be reported under the accounting standards in effect for those periods (ASC840), including disclosure requirements.

Revenue is recorded when services are rendered, the Company has a signed charter agreement or other evidence of an arrangement, the price is fixed or determinable, and collection is reasonably assured.

Revenues are recorded net of address commissions. Address commissions represent a discount provided directly to the charterers based on a fixed percentage of the agreed upon charter rate. Since address commissions represent a discount on services rendered by the Company and no identifiable benefit is received in exchange for the consideration provided to the charterer, these commissions are presented as a reduction of revenue.

Expenses related to the revenue-generating contracts are recognized as incurred.

(p)     Deferred Income and Cash Received In Advance: Deferred revenue primarily relates to cash received from charterers prior to it being earned. These amounts are recognized as revenue over the charter period.

(q)     Time Charter and Voyage Expenses: Time charter and voyage expenses comprise all expenses related to each particular voyage, bunkers, port charges, canal tolls, cargo handling, agency fees and brokerage commissions. Also included in time charter and voyage expenses are charterers’ liability insurances, provisions for losses on time charters in progress at year-end and other miscellaneous expenses.

 (r)    Direct Vessel Expenses: Direct vessel expenses comprise the amortization related to drydock and special survey costs of certain vessels of Navios Containers’ fleet as well as the reactivation cost of laid-up vessels and other expenses as per management agreement.

 (s)    Financial Instruments: Financial instruments carried on the balance sheet include cash and cash equivalents, restricted cash, trade receivables and payables, other receivables and other liabilities, long-term debt and financial liability. The particular recognition methods applicable to each class of financial instrument are disclosed in the applicable significant policy description of each item, or included below as applicable.

Financial Risk Management: The Company’s activities expose it to a variety of financial risks including fluctuations in future time charter hire rates, fuel prices and credit and interest rates risk. Risk management is carried out under policies approved by executive management. Guidelines are established for overall risk management, as well as specific areas of operations.

Credit Risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents and trade receivables. The Company places its cash and cash equivalents, consisting mostly of deposits, with high credit qualified financial institutions. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition. Due to these factors, management believes that no additional credit risk beyond amounts provided for collection losses is inherent in the Company’s trade receivables.

For the year ended December 31, 2019 two customers, NOL Liner PTE Ltd and Hapag-Lloyd AG, represented 30.8% and 17.9% of the total revenues, respectively. For the year ended December 31, 2018, two customers, NOL Liner PTE Ltd and Mitsui O.S.K. Lines represented 30.5% and 25.7% of the total revenues, respectively. For the period from April 28, 2017 (date of inception) to December 31, 2017, one customer Mitsui O.S.K. Lines represented 71.0% of the total revenues.

Liquidity Risk: Prudent liquidity risk management implies maintaining sufficient cash, the availability of funding through an adequate amount of committed credit facilities and the ability to close out market positions. The Company monitors cash balances adequately to meet working capital needs.

Foreign Exchange Risk: Foreign currency transactions are translated into the measurement currency at rates prevailing on the dates of the relevant transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statements of income.

Fair Value Risk: See Note 2(x).

(t)      Income Taxes: The Company is a Marshall Islands limited partnership. Pursuant to various treaties and the United States Internal Revenue Code, the Company believes that substantially all its operations are exempt from income taxes in the Marshall Islands and the United States of America.

In accordance with the currently applicable Greek law, foreign flagged vessels that are managed by Greek or foreign ship management companies having established an office in Greece are subject to duties towards the Greek state which are calculated on the basis of the relevant vessel’s tonnage. The payment of said duties exhausts the tax liability of the foreign ship owning company and the relevant manager against any tax, duty, charge or contribution payable on income from the exploitation of the foreign flagged vessel. In case that tonnage tax and/or similar taxes/duties are paid to the vessel’s flag state, these are deducted from the amount of the duty to be paid in Greece.

Marshall Islands do not impose a tax on international shipping income. Under the laws of Marshall Islands, the country of the companies’ incorporation and formation and vessels’ registration in addition to Panama and Liberia, the companies are subject to registration and tonnage taxes which have been included in daily management fee.

 (u)    Leases: Leases where the Company acts as the lessor are classified as either operating or sales-type / direct financing leases. In cases of lease agreements where the Company acts as the lessor under an operating lease, the Company keeps the underlying asset on the consolidated balance sheet and continues to depreciate the assets over its useful life (see Note 2(o) “Revenue and Expense Recognition”). In cases of lease agreements where the Company acts as the lessor under a sales-type / direct financing lease, the Company derecognizes the underlying asset and records a net investment in the lease. The Company acts as a lessor under operating leases in connection with all of its revenue arrangements.

In cases of sale and leaseback transactions, if the transfer of the asset to the lessor does not qualify as a sale, then the transaction constitutes a failed sale and leaseback and is accounted for as a financing transaction. For a sale to have occurred, the control of the asset would need to be transferred to the lessor, and the lessor would need to obtain substantially all the benefits from the use of the asset. The Company has entered into a sale and leaseback transaction which qualify as failed sale and leaseback transaction as the Company has a purchase obligation to acquire the vessels at the end of the lease term.

(v)     Accounts Receivable, net: The amount shown as accounts receivable, net, at each balance sheet date, includes trade receivables from charterers for hire. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. No provision for doubtful accounts has been made for the years presented.

 (w)    Financial Instruments and Fair Value: Guidance on Fair Value Measurements provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level I measurements) and the lowest priority to unobservable inputs (Level III measurements).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. In determining the appropriate levels, the Company performs a detailed analysis of the assets and liabilities that are subject to guidance on Fair Value Measurements.

(x)     Time Charters at Favorable Terms: When intangible assets or liabilities associated with the acquisition of a vessel are identified, they are recorded at fair value. Fair value is determined by reference to market data and the discounted amount of expected future cash flows. Where charter rates are higher than market charter rates, an asset is recorded, being the difference between the acquired charter rate and the market charter rate for an equivalent vessel. Where charter rates are less than market charter rates, a liability is recorded, being the difference between the assumed charter rate and the market charter rate for an equivalent vessel. The determination of the fair value of acquired assets and assumed liabilities requires the Company to make significant assumptions and estimates of many variables including market charter rates, expected future charter rates, the level of utilization of the Company’s vessels and the Company’s weighted average cost of capital. The use of different assumptions could result in a material change in the fair value of these items, which could have a material impact on the Company’s financial position and results of operations.

The amortizable value of favorable and unfavorable leases is amortized over the remaining lease term and the amortization expense is presented in the consolidated statements of income under the caption “Depreciation and amortization”. For the years ended December 31, 2019, 2018 and for the period from April 28, 2017 (date of inception) to December 31, 2017 the amortization expense amounted to $19,062, $33,146 and $13,039, respectively.